COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 100.2%
	ASSET MANAGEMENT - 3.8%
868	Ameriprise Financial, Inc.	$ 408,064
5,758	Brookfield Asset Management Ltd.	269,187
3,377	Hamilton Lane, Inc., Class A	354,382
		1,031,633
	BANKING - 3.1%
1,756	JPMorgan Chase & Company	527,326
2,424	Popular, Inc.	328,113
		855,439
	BIOTECH & PHARMA - 3.1%
435	Eli Lilly & Company	457,616
506	Regeneron Pharmaceuticals, Inc.	395,525
		853,141
	CHEMICALS - 1.3%
4,364	Corteva, Inc.	349,644

	COMMERCIAL SUPPORT SERVICES - 2.7%
1,816	Cintas Corporation	365,252
2,105	Waste Connections, Inc.	362,334
		727,586
	CONSTRUCTION MATERIALS - 1.3%
1,173	Vulcan Materials Company	363,630

	CONSUMER SERVICES - 1.3%
10,963	Perdoceo Education Corporation	365,616

	DATA CENTER REIT - 1.4%
391	Equinix, Inc.	380,936

	E-COMMERCE DISCRETIONARY - 1.3%
3,879	eBay, Inc.	352,446

	ELECTRIC UTILITIES - 3.0%
4,287	NextEra Energy, Inc.	401,992

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	ELECTRIC UTILITIES - 3.0% (Continued)
2,317	NRG Energy, Inc.	$ 414,650
		816,642
	ELECTRICAL EQUIPMENT - 5.0%
3,450	Amphenol Corporation, Class A	503,908
7,686	Napco Security Technologies, Inc.	358,244
1,840	Vertiv Holdings Company, Class A	468,998
		1,331,150
	GAS & WATER UTILITIES - 1.5%
3,037	American Water Works Company, Inc.	413,123

	HEALTH CARE FACILITIES & SERVICES - 4.8%
1,190	Cencora, Inc.	442,846
3,769	Encompass Health Corporation	406,600
2,021	Ensign Group, Inc. (The)	432,837
		1,282,283
	INDUSTRIAL INTERMEDIATE PROD - 1.4%
853	Valmont Industries, Inc.	392,320

	INDUSTRIAL SUPPORT SERVICES - 1.9%
1,786	WESCO International, Inc.	517,047

	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
3,224	Morgan Stanley	536,828
4,375	Nasdaq, Inc.	383,163
		919,991
	INSURANCE - 3.8%
1,837	Allstate Corporation (The)	394,074
3,231	Brown & Brown, Inc.	232,050
1,550	Primerica, Inc.	393,173
		1,019,297
	INTERNET MEDIA & SERVICES - 2.8%
1,638	Alphabet, Inc., Class A	510,663
62	Booking Holdings, Inc.	262,840
		773,503

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	LEISURE FACILITIES & SERVICES - 4.2%
790	Domino's Pizza, Inc.	$ 317,983
1,253	Marriott International Inc, Class A	428,187
1,385	Wingstop, Inc.	359,421
		1,105,591
	MEDICAL EQUIPMENT & DEVICES - 2.8%
1,590	ResMed, Inc.	407,453
1,410	STERIS plc	355,814
		763,267
	METALS & MINING - 1.5%
1,358	Royal Gold, Inc.	407,115

	OIL & GAS PRODUCERS - 2.7%
1,457	Cheniere Energy, Inc.	343,459
2,274	Diamondback Energy, Inc.	395,858
		739,317
	PUBLISHING & BROADCASTING - 3.8%
6,682	New York Times Company (The), Class A	533,156
1,984	Nexstar Media Group, Inc.	498,024
		1,031,180
	RESIDENTIAL REIT - 1.3%
5,388	Equity LifeStyle Properties, Inc.	361,858

	RETAIL - CONSUMER STAPLES - 1.8%
3,189	PriceSmart, Inc.	493,083

	RETAIL - DISCRETIONARY - 3.3%
2,550	Ross Stores, Inc.	524,382
1,830	Williams-Sonoma, Inc.	376,340
		900,722
	SEMICONDUCTORS - 7.9%
1,289	Broadcom, Inc.	411,900
2,287	Lam Research Corporation	534,907
364	Monolithic Power Systems, Inc.	415,957
1,528	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	572,358

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	SEMICONDUCTORS - 7.9% (Continued)
2,034	Universal Display Corporation	$ 217,007
		2,152,129
	SOFTWARE - 5.7%
8,557	Bentley Systems, Inc., CLASS B	312,758
948	Intuit, Inc.	387,760
1,356	Microsoft Corporation	532,556
1,649	Salesforce, Inc.	321,209
		1,554,283
	TECHNOLOGY HARDWARE - 3.6%
1,797	Apple, Inc.	474,731
1,057	Motorola Solutions, Inc.	509,749
		984,480
	TECHNOLOGY SERVICES - 8.2%
1,403	Automatic Data Processing, Inc.	300,747
2,046	Broadridge Financial Solutions, Inc.	380,290
2,194	Jack Henry & Associates, Inc.	356,437
640	MSCI, Inc.	365,971
4,507	TransUnion	354,025
1,350	Visa, Inc., Class A	432,189
		2,189,659
	TOBACCO & CANNABIS - 1.6%
2,336	Philip Morris International, Inc.	436,435

	TRANSPORTATION & LOGISTICS - 2.0%
2,310	JB Hunt Transport Services, Inc.	539,177

	TRANSPORTATION EQUIPMENT - 1.7%
1,732	Westinghouse Air Brake Technologies Corporation	457,161

	WHOLESALE - DISCRETIONARY - 1.2%
1,476	Pool Corporation	335,318

	TOTAL COMMON STOCKS (Cost $19,701,739)	$ 27,196,202

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.3%
	MONEY MARKET FUND - 3.3%
904,216	Northern Institutional Treasury Portfolio, 3.54% (Cost $904,216)(a)	904,216

	TOTAL INVESTMENTS - 103.5% (Cost $20,605,955)	$ 28,100,418
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%	(938,767)
	NET ASSETS - 100.0%	$ 27,161,651

ADR	- American Depositary Receipt
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of February 28, 2026.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9%
	AEROSPACE & DEFENSE - 1.8%
28,319	Hexcel Corporation	$ 2,624,888

	ASSET MANAGEMENT - 2.3%
25,036	Cohen & Steers, Inc.	1,674,157
17,032	Hamilton Lane, Inc., Class A	1,787,338
		3,461,495
	BANKING - 4.0%
78,183	Home BancShares, Inc.	2,146,905
27,862	Prosperity Bancshares, Inc.	1,960,649
21,796	ServisFirst Bancshares, Inc.	1,765,694
		5,873,248
	COMMERCIAL SUPPORT SERVICES - 2.6%
45,142	GFL Environmental, Inc.	1,994,825
8,084	UniFirst Corporation	1,898,285
		3,893,110
	CONSTRUCTION MATERIALS - 1.5%
5,706	Carlisle Companies, Inc.	2,252,558

	CONSUMER SERVICES - 1.3%
58,693	Perdoceo Education Corporation	1,957,412

	CONTAINERS & PACKAGING - 1.1%
10,949	AptarGroup, Inc.	1,573,481

	ELECTRICAL EQUIPMENT - 9.2%
27,275	AAON, Inc.	2,760,229
3,778	BWX Technologies, Inc.	778,192
45,655	Cognex Corporation	2,483,632
7,810	Littelfuse, Inc.	2,752,713
47,305	Napco Security Technologies, Inc.	2,204,886
21,560	nVent Electric PLC	2,551,842
		13,531,494

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	ENGINEERING & CONSTRUCTION - 0.4%
15,706	Tetra Tech, Inc.	$ 562,903

	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
14,599	UFP Industries, Inc.	1,502,383

	GAS & WATER UTILITIES - 2.9%
42,736	Brookfield Infrastructure Corporation, Class A	2,131,672
16,264	Chesapeake Utilities Corporation	2,211,416
		4,343,088
	HEALTH CARE FACILITIES & SERVICES - 8.0%
4,300	Chemed Corporation	1,763,043
22,978	Encompass Health Corporation	2,478,867
14,970	Ensign Group, Inc. (The)	3,206,125
11,462	Quest Diagnostics, Inc.	2,428,912
23,369	US Physical Therapy, Inc.	1,938,692
		11,815,639
	HEALTH CARE REIT - 1.7%
61,292	CareTrust REIT, Inc.	2,489,682

	HOTEL REIT - 1.4%
21,323	Ryman Hospitality Properties, Inc.	2,105,646

	INDUSTRIAL INTERMEDIATE PROD - 5.0%
16,264	AZZ, Inc.	2,211,579
8,196	Standex International Corporation	2,147,352
6,584	Valmont Industries, Inc.	3,028,179
		7,387,110
	INDUSTRIAL REIT - 1.5%
33,937	Terreno Realty Corporation	2,241,878

	INDUSTRIAL SUPPORT SERVICES - 2.4%
12,294	WESCO International, Inc.	3,559,113

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	INSURANCE - 2.1%
3,517	Kinsale Capital Group, Inc.	$ 1,370,469
6,979	Primerica, Inc.	1,770,294
		3,140,763
	LEISURE FACILITIES & SERVICES - 5.9%
18,306	Churchill Downs, Inc.	1,682,871
4,543	Domino's Pizza, Inc.	1,828,603
39,059	Travel + Leisure Company	2,878,647
9,028	Wingstop, Inc.	2,342,856
		8,732,977
	LEISURE PRODUCTS - 1.5%
27,982	Brunswick Corporation	2,227,927

	MACHINERY - 2.5%
8,708	Nordson Corporation	2,555,275
11,825	Veralto Corporation	1,152,110
		3,707,385
	MEDICAL EQUIPMENT & DEVICES - 3.3%
23,756	LeMaitre Vascular, Inc.	2,569,924
9,413	STERIS plc	2,375,371
		4,945,295
	METALS & MINING - 1.7%
8,116	Royal Gold, Inc.	2,433,095

	OIL & GAS PRODUCERS - 3.5%
18,681	DT Midstream, Inc.	2,593,670
50,789	Matador Resources Company	2,610,555
		5,204,225
	PUBLISHING & BROADCASTING - 3.3%
32,652	New York Times Company (The), Class A	2,605,303
8,845	Nexstar Media Group, Inc.	2,220,272
		4,825,575
	REAL ESTATE SERVICES - 1.3%
12,607	FirstService Corporation	1,986,485

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	RETAIL - CONSUMER STAPLES - 3.7%
3,714	Casey's General Stores, Inc.	$ 2,546,281
18,573	PriceSmart, Inc.	2,871,758
		5,418,039
	RETAIL - DISCRETIONARY - 2.4%
10,119	Dick's Sporting Goods, Inc.	2,060,532
12,340	Patrick Industries, Inc.	1,527,569
		3,588,101
	SEMICONDUCTORS - 4.5%
34,619	Kulicke & Soffa Industries, Inc.	2,413,637
42,965	Power Integrations, Inc.	2,058,883
19,960	Universal Display Corporation	2,129,532
		6,602,052
	SOFTWARE - 5.0%
53,116	Bentley Systems, Inc., CLASS B	1,941,390
74,040	Clear Secure, Inc., Class A	3,601,306
36,113	Concentrix Corporation	1,184,506
16,560	Pegasystems, Inc.	724,169
		7,451,371
	STEEL - 1.5%
7,236	Reliance, Inc.	2,283,971

	TECHNOLOGY SERVICES - 6.3%
19,146	Booz Allen Hamilton Holding Corporation	1,509,279
12,166	Jack Henry & Associates, Inc.	1,976,488
42,389	KBR, Inc.	1,790,087
9,477	Morningstar, Inc.	1,735,618
27,021	TransUnion	2,122,499
		9,133,971
	TRANSPORTATION & LOGISTICS - 1.4%
12,422	Landstar System, Inc.	2,024,165

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	WHOLESALE - DISCRETIONARY - 0.9%
5,707	Pool Corporation	$ 1,296,516

	TOTAL COMMON STOCKS (Cost $128,339,994)	146,177,041

	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND - 1.0%
1,499,193	Northern Institutional Treasury Portfolio, 3.54% (Cost $1,499,193)(a)	1,499,193

	TOTAL INVESTMENTS - 99.9% (Cost $129,839,187)	$ 147,676,234
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	100,449
	NET ASSETS - 100.0%	$ 147,776,683

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of February 28, 2026.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8%
	Australia - 5.4%
361	Breville Group Ltd.(a)	$ 8,181
3,061	Steadfast Group Ltd.(a)	9,588
3,222	Ventia Services Group Pty Ltd.(a)	13,434
2,211	Westgold Resources Ltd.(a)	12,276
		43,479
	Belgium - 2.7%
113	Montea N.V.(a)	10,464
372	Warehouses De Pauw CVA(a)	11,433
		21,897
	Canada - 14.3%
226	Brookfield Infrastructure Corporation	11,270
137	BRP, Inc.	10,045
44	FirstService Corporation	6,934
173	Gildan Activewear, Inc.	11,792
165	Granite Real Estate Investment Trust	11,125
59	Mainstreet Equity Corporation	8,124
334	OR Royalties, Inc.	15,825
92	TFI International, Inc.	10,992
249	TMX Group Ltd.	8,399
66	Toromont Industries Ltd.	10,244
211	Tourmaline Oil Corporation	9,906
		114,656
	Denmark - 1.3%
107	Royal Unibrew A/S(a)	10,547

	France - 4.1%
56	Gaztransport Et Technigaz S.A.(a)	12,795
52	Nexans S.A.(a)	7,474
28	Virbac S.A.CA(a)	12,218
		32,487
	Germany - 3.4%
55	AlzChem Group A.G.(a)	9,623
117	Hensoldt AG(a)	10,269

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	Germany - 3.4% (Continued)
89	Scout24 A.G. 144A(a),(b)	$ 7,568
		27,460
	Italy - 6.5%
168	Banca Generali SpA(a)	10,834
199	Interpump Group SpA(a)	9,155
321	Lottomatica Group Spa 144A(a),(b)	7,773
217	Recordati Industria Chimica e Farmaceutica SpA(a)	12,405
196	SOL SpA(a)	11,955
		52,122
	Japan - 33.8%
378	Aica Kogyo Company Ltd.(a)	9,618
586	Asahi Intecc Company Ltd.(a)	12,631
464	Asics Corporation(a)	14,220
1,409	Chiba Bank Ltd. (The)(a)	20,956
829	Hulic Company Ltd.(a)	10,986
779	Japan Elevator Service Holdings Company Ltd.(a)	8,096
290	JCU Corporation(a)	12,915
875	Kotobuki Spirits Co Ltd(a)	11,142
248	Kurita Water Industries Ltd.(a)	13,785
68	Maruwa Company Ltd.(a)	26,604
158	Micronics Japan Company Ltd.(a)	12,261
487	MISUMI Group, Inc.(a)	9,805
1,221	Mitsubishi UFJ Lease & Finance Company Ltd.(a)	11,834
264	Nichias Corporation(a)	16,247
493	Nippon Gas Company Ltd.(a)	9,869
1,072	Nomura Real Estate Holdings, Inc.(a)	7,980
369	NSD Company Ltd.(a)	6,736
1,131	Rakus Co Ltd(a)	6,323
646	Rohto Pharmaceutical Company Ltd.(a)	10,122
866	Santen Pharmaceutical Company Ltd.(a)	9,732
1,273	Simplex Holdings, Inc.(a)	7,030
853	USS Company Ltd.(a)	10,361
628	Yamaguchi Financial Group, Inc.(a)	11,038
		270,291

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	Luxembourg - 1.0%
280	Subsea 7 S.A.(a)	$ 8,122

	Netherlands - 3.2%
219	Arcadis N.V.(a)	7,749
53	Euronext N.V. 144A(a),(b)	8,761
214	Technip Energies N.V.(a)	9,277
		25,787
	Norway - 2.5%
477	Borregaard ASA(a)	8,877
504	Sparebanken Norge(a)	10,900
		19,777
	Singapore - 1.2%
1,300	iFAST Corp Ltd.(a)	9,531

	Spain - 1.0%
84	Vidrala S.A.(a)	8,128

	Sweden - 6.3%
277	AddTech AB(a)	10,242
870	Bravida Holding A.B. 144A(b)	10,117
258	Loomis A.B.(a)	13,035
532	Sweco A.B.(a)	8,496
845	Wihlborgs Fastigheter A.B.(a)	8,954
		50,844
	Switzerland - 2.1%
190	Montana Aerospace A.G. 144A(a),(b),(c)	7,698
50	VZ Holding A.G.(a)	9,402
		17,100
	United Kingdom - 10.0%
1,577	Breedon Group PLC(a)	7,590
155	Diploma plc(a)	11,841
272	Halma PLC(a)	15,306
449	Hill & Smith Holdings plc(a)	14,426
696	Howden Joinery Group plc(a)	9,070

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	United Kingdom - 10.0% (Continued)
1,033	Safestore Holdings PLC(a)	$ 11,051
99	Spirax-Sarco Engineering plc(a)	10,550
		79,834

	TOTAL COMMON STOCKS (Cost $632,073)	792,062

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
5,750	Northern Institutional Treasury Portfolio, 3.54% (Cost $5,750)(d)	5,750

	TOTAL INVESTMENTS - 99.5% (Cost $637,823)	$ 797,812
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	4,298
	NET ASSETS - 100.0%	$ 802,110

A/S	- Anonim Sirketi
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026 the total market value of 144A securities is 41,917 or 5.2% of net assets.
(c)	Non-income producing security.
(d)	Rate disclosed is the seven day effective yield as of February 28, 2026.